Loss for the year (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Schedule of expenses

	2025	2024	2023
		(Restated)	(Restated)
Continuing operations
Interest expenses on lease liabilities	$241	$168	$46
(b)Staff costs

	2025	2024	2023
		(Restated)	(Restated)
Continuing operations
Salaries, wages and other benefits	$21,254	$18,999	$19,167
Contributions to defined contribution retirement plan	237	135	122
Equity-settled share-based payment expenses	4,286	5,356	10,142
	$25,777	$24,490	$29,431
Represented by:
Direct costs	$2,281	$110	$928
Selling and marketing expenses	1,490	1,055	1,355
Research and development expenses	4,967	8,396	8,628
Administrative and other operating expenses	17,039	14,929	18,520
Total staff costs	$25,777	$24,490	$29,431
(c)Other items

	2025	2024	2023
		(Restated)	(Restated)
Continuing operations
Cost of inventories	$19,298	$3,559	$1,037
Depreciation of
- property, plant and equipment	351	811	1,461
- right-of-use assets	1,568	1,212	771
Amortization of intangible assets	421	456	448
Write-off on property, plant and equipment	117	558	331
Auditor’s remuneration	1,996	1,124	1,198
Freight and delivery charges	20,850	2,378	1,018
Total depreciation and amortization charges represented by:
Direct costs	$103	$269	$532
Research and development expenses	95	169	378
Administrative and other operating expenses	2,142	2,041	1,770
Total depreciation and amortization charges	$2,340	$2,479	$2,680